Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2011
Short-Term Borrowed Funds[Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2011 and 2010:

	2011		2010
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$7,732	0.94%	$10,423	0.94%
Notes payable	59	3.80%	59	3.82%
Short-term advances from FHLB	13,000	2.04%	10,000	4.42%

	$20,791	1.70%	$20,482	2.64%

	2011		2010
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$4	0.74%	$7	1.17%
Master notes and other short term borrowing	9,556	1.13%	11,174	0.95%
Notes payable	59	3.82%	58	3.76%
Short-term advances from FHLB	14,629	1.78%	15,272	3.83%

	$24,248	1.46%	$26,511	2.62%

	2011	2010
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$300
Master notes and other short term borrowing	11,110	13,454
Notes payable	59	58
Short-term advances from FHLB	20,450	23,920

Federal funds purchased represent unsecured overnight borrowings from other financial institutions. Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary banks, where an agreement is in place and borrowings secured by the Uwharrie Loan Pool.

The subsidiary banks have combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $43.9 million at December 31, 2011.